PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
Prepaid clinical research costs		$ 192
Prepaid insurance	305	241
Tax deposits	68	68
Other prepaid expenses	379	42
Other receivables	11	12
Total prepaid expenses and other receivables	$ 763	$ 555